Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets And Goodwill [Abstract]
Disclosure of detailed information about intangible assets [text block]
13.1	Balances

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Intangible assets other than goodwill	105,948	109,439
Goodwill (1)	44,177	37,972
Total	150,125	147,411

(1)	The recoverable amount of the cash-generating unit has been determined based on a calculation of the value in use which used cash flow projections for a 5 -year period, plus perpetuity.

Disclosure of detailed information about intangible assets and goodwill explanatory [Text Block]
Balances and movements in the main classes of intangible assets as of December 31, 2017 and December 31, 2016 are detailed as follows:

		12/31/2017
Intangible assets and goodwill	Useful life	Gross amount ThUS$	Accumulated Amortization ThUS$	Net Value ThUS$

Software	Finite	25,060	(19,769)	5,291
Intellectual property rights, patents and other industrial property rights, service	Finite	1,250	(1,061)	189
Intellectual property rights, patents and other industrial property rights, service	Indefinite	98,518	-	98,518
Other intangible assets	Indefinite	1,950	-	1,950
Intangible assets other than goodwill		126,778	(20,830)	105,948
Goodwill	Indefinite	44,177	-	44,177
Total intangible assets and goodwill		170,955	(20,830)	150,125

		12/31/2016
Intangible assets and goodwill	Useful life	Gross amount ThUS$	Accumulated Amortization ThUS$	Net Value ThUS$

Software	Finite	23,280	(16,234)	7,046
Intellectual property rights, patents and other industrial property rights, service	Finite	1,483	(1,023)	460
Intellectual property rights, patents and other industrial property rights, service	Indefinite	98,596	-	98,596
Other intangible assets	Indefinite	3,337	-	3,337
Intangible assets other than goodwill		126,696	(17,257)	109,439
Goodwill	Indefinite	37,972	-	37,972
Total intangible assets and goodwill		164,668	(17,257)	147,411

Description of detailed information about estimated usefull life of intangible assets other than goodwill [Text Block]
c)       Minimum and maximum amortization lives or rates of intangible assets:

Estimated useful lives or amortization rate	Minimum life or rate	Maximum life or rate

Intellectual property rights, patents and other industrial property rights, service and exploitation rights	Indefinite	Indefinite
Intangible assets other than goodwill	Indefinite	Indefinite
Intellectual property rights, patents and other industrial property rights, service and exploitation rights	1 year	16 years
Trademarks	1 year	5 years
Software	2 years	6 years

Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
   Movements in identifiable intangible assets as of December 31, 2017:

Movements in identifiable intangible assets, gross	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	23,280	1,483	98,596	3,337	37,972	164,668
Additions	-	939	8	-	204	6,205	7,356
Impairment	-	-	-	(205)	-	-	(205)
Increases (decreases) for transfers	-	-	-	-	(1,164)	-	(1,164)
Other increases (decreases)	-	841	(241)	127	(427)	-	300

Final balance	-	25,060	1,250	98,518	1,950	44,177	170,955

Movements in identifiable intangible assets, accumulated amortization	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	(16,234)	(1,023)	-	-	-	(17,257)
Additions	-	-	-	-	-	-	-
Amortization	-	(2,653)	(38)	-	-	-	(2,691)
Other increases (decreases)	-	(882)	-	-	-	-	(882)

Final balance	-	(19,769)	(1,061)	-	-	-	(20,830)

Movements in identifiable intangible assets, net	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	7,046	460	98,596	3,337	37,972	147,411
Additions	-	939	8	-	204	6,205	7,356
Amortization	-	-	-	(205)	-	-	(205)
Impairment	-	(2,653)	(38)	-	-	-	(2,691)
Increases (decreases) for transfers	-	-	-	-	(1,164)	-	(1,164)
Other increases (decreases)	-	(41)	(241)	127	(427)	-	(582)

Final balance	-	5,291	189	98,518	1,950	44,177	150,125

g)	Movements in identifiable intangible assets as of December 31, 2016:

Movements in identifiable intangible assets, gross	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	3,821	23,251	1,448	96,500	3,651	38,388	167,059
Additions	-	160	25	2,100	-	-	2,285
Other increases (decreases)	(3,821)	(131)	10	(4)	(314)	(416)	(4,676)

Final balance	-	23,280	1,483	98,596	3,337	37,972	164,668

g)
Movements in identifiable intangible assets as of December 31, 2016:

Movements in identifiable intangible assets, accumulated amortization	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	(3,821)	(13,438)	(984)	-	-	-	(18,243)
Additions	-	-	-	-	-	-	-
Amortization	-	(2,796)	(38)	-	-	-	(2,834)
Other increases (decreases)	3,821	-	(1)	-	-	-	3,820

Final balance	-	(16,234)	(1,023)	-	-	-	(17,257)

Movements in identifiable intangible assets, net	Trademarks	Software	Intellectual property rights, patents and other industrial property rights, service rights of way	Intellectual property rights, patents and other industrial property rights, service rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	-	9,813	464	96,500	3,651	38,388	148,816
Additions	-	160	25	2,100	-	-	2,285
Amortization	-	(2,796)	(38)	-	-	-	(2,834)
Other increases (decreases)	-	(131)	9	(4)	(314)	(416)	(856)

Final balance	-	7,046	460	98,596	3,337	37,972	147,411

h)
Movements in identifiable intangible assets as of December 31, 2015:

Movements in identifiable intangible assets, gross	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	23,062	1,524	97,386	3,698	38,388	164,058
Additions	189	15	-	-	-	204
Other increases (decreases)	-	(91)	(886)	(47)	-	(1,024)

Final balance	23,251	1,448	96,500	3,651	38,388	163,238

Movements in identifiable intangible assets, accumulated amortization	Software	Intellectual property rights, patents and other industrial property rights, service, rights of way	Intellectual property rights, patents and other industrial property rights, service, rights of way	Other intangible assets	Goodwill	Identifiable intangible assets

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance	(9,996)	(939)	-	-	-	(10,935)
Additions	-	-	-	-	-	-
Amortization	(3,432)	(45)	-	-	-	(3,477)
Other increases (decreases)	(10)	-	-	-	-	(10)

Final balance	(13,438)	(984)	-	-	-	(14,422)